Basis of Preparation (Details 5) - ILS (₪) ₪ / shares in Units, ₪ in Millions	12 Months Ended
	Dec. 31, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
General and operating expenses	₪ 3,394	₪ 3,906	₪ 4,021
Salaries	1,995	2,007	2,015
Depreciation and amortization expenses	2,387	2,117	2,161
Operating profit	(1,384)	1,610	1,866
Profit after financing expenses	(1,915)	1,093	935
Profit (loss) before income tax	(1,918)	1,088	930
Income tax	(59)	347	442
Net profit for the period	(1,859)	741	488
Profit attributable to shareholders of the Company	(1,029)	78	(236)
Profit (loss) attributable to non-controlling interests	₪ (830)	₪ 663	₪ 724
Earnings per share (Basic and Diluted)		₪ 2.62
Initial application of IFRS 15, Revenue from Contracts with Customers [Member] | In accordance with the previous policy [Member]
Statement Line Items [Line Items]
General and operating expenses		₪ 4,037
Salaries		2,041
Depreciation and amortization expenses		2,063
Operating profit		1,499
Profit after financing expenses		982
Profit (loss) before income tax		977
Income tax		320
Net profit for the period		657
Profit attributable to shareholders of the Company		56
Profit (loss) attributable to non-controlling interests		₪ 601
Earnings per share (Basic and Diluted)		₪ 1.88
Initial application of IFRS 15, Revenue from Contracts with Customers [Member] | Change [Member]
Statement Line Items [Line Items]
General and operating expenses		₪ (131)
Salaries		(34)
Depreciation and amortization expenses		54
Operating profit		111
Profit after financing expenses		111
Profit (loss) before income tax		111
Income tax		27
Net profit for the period		84
Profit attributable to shareholders of the Company		22
Profit (loss) attributable to non-controlling interests		₪ 62
Earnings per share (Basic and Diluted)		₪ 0.74

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.